PowerShares QQQ Trust, Series 1

ANNUAL REPORT

SEPTEMBER 30, 2012

OBJECTIVE:

The PowerShares QQQ Trust, Series 1 (the "Trust") is a unit investment trust that issues securities called PowerShares QQQ Index Tracking Stock. The Trust holds all of the component securities of the Nasdaq-100 Index (the "Index"). The investment objective of the Trust is to provide investment results that generally correspond to the price and yield performance of the Nasdaq-100 Index (the component securities of the Index are sometimes referred to herein as "Index Securities"). There can be no assurance that this investment objective will be met fully.

PowerShares QQQ Trust, Series 1

Contents

Report of Independent Registered Public Accounting Firm	1
Financial Statements
Schedule of Investments	2
Statement of Assets and Liabilities	6
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Supplemental Information (Unaudited)	16

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Sponsor, Trustee and Unitholders of the PowerShares QQQ Trust, Series 1

We have audited the accompanying statement of assets and liabilities of PowerShares QQQ Trust, Series 1 (the "Trust"), including the schedule of investments, as of September 30, 2012, and the related statements of operations and changes in net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2012 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PowerShares QQQ Trust, Series 1 at September 30, 2012, the results of its operations and the changes in its net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

New York, New York
January 15, 2013

PowerShares QQQ Trust, Series 1
Schedule of Investments
September 30, 2012

Common Stock	Shares	Value
Apple, Inc.	10,230,261	$6,826,243,955
Microsoft Corp.	91,491,541	2,724,618,091
Google, Inc., Class A*	2,859,023	2,157,132,854
Oracle Corp.	53,285,532	1,677,961,403
Amazon.Com, Inc.*	4,933,550	1,254,700,436
Intel Corp.	54,599,978	1,238,327,501
QUALCOMM, Inc.	18,589,446	1,161,654,481
Cisco Systems, Inc.	58,461,865	1,116,037,003
Comcast Corp., Class A	23,080,310	825,582,689
Kraft Foods, Inc., Class A*	19,367,486	800,845,546
Amgen, Inc.	8,411,729	709,276,989
eBay, Inc.*	14,063,774	680,827,299
Express Scripts Holding Co.*	8,847,991	554,503,596
Gilead Sciences, Inc.*	8,256,778	547,672,085
Costco Wholesale Corp.	4,718,319	472,421,690
Starbucks Corp.	8,294,173	420,929,280
News Corp., Class A	17,121,510	419,990,640
Biogen IDEC, Inc.*	2,579,333	384,913,864
Celgene Corp.*	4,708,331	359,716,488
DIRECTV*	6,852,228	359,467,881
Baidu, Inc. ADR*	2,992,390	349,571,000
Texas Instruments, Inc.	12,416,918	342,086,091
priceline.com, Inc.*	543,751	336,435,056
Automatic Data Processing, Inc.	5,287,639	310,172,904
Vodafone Group PLC ADR	10,369,325	295,473,916
Viacom, Inc., Class B	5,057,776	271,046,216
Alexion Pharmaceuticals, Inc.*	2,106,902	241,029,589
Cognizant Technology Solutions Corp., Class A*	3,258,393	227,826,839
Intuitive Surgical, Inc.*	435,835	216,012,901
Yahoo!, Inc.*	12,928,500	206,532,787
Whole Foods Market, Inc.	2,015,309	196,291,097
Broadcom Corp., Class A	5,533,063	191,333,319
Intuit, Inc.	3,204,891	188,703,982
Dell, Inc.	18,930,543	186,655,154
Adobe Systems, Inc.*	5,366,827	174,207,204
Bed Bath & Beyond, Inc.*	2,533,593	159,616,359
Ross Stores, Inc.	2,461,826	159,033,960
Citrix Systems, Inc.*	2,040,442	156,236,644
PACCAR, Inc.	3,858,004	154,416,610
Applied Materials, Inc.	13,505,657	150,790,660

PowerShares QQQ Trust, Series 1
Schedule of Investments (continued)
September 30, 2012

Common Stock	Shares	Value
Cerner Corp.*	1,868,145	$144,613,104
Fastenal Co.	3,232,077	138,946,990
Symantec Corp.*	7,660,758	137,893,644
Activision Blizzard, Inc.	12,125,704	136,777,941
Seagate Technology PLC	4,384,374	135,915,594
Mattel, Inc.	3,720,663	132,009,123
CA, Inc.	5,118,886	131,888,098
Paychex, Inc.	3,958,969	131,794,078
Vertex Pharmaceuticals, Inc.*	2,355,198	131,773,328
NetApp, Inc.*	3,964,999	130,369,167
Wynn Resorts Ltd.	1,097,005	126,638,257
Dollar Tree, Inc.*	2,513,652	121,346,550
Altera Corp.	3,491,438	118,656,520
Perrigo Co.	1,020,472	118,548,232
SanDisk Corp.*	2,620,381	113,803,147
Fiserv, Inc.*	1,480,599	109,608,744
Sirius XM Radio, Inc.*	41,833,595	108,767,347
O'reilly Automotive, Inc.*	1,297,495	108,496,532
Mylan, Inc.*	4,429,788	108,086,827
Check Point Software Technologies Ltd.*	2,235,139	107,644,294
Monster Beverage Corp.*	1,925,420	104,280,747
Liberty Interactive Corp., Class A*	5,622,638	104,018,803
CH Robinson Worldwide, Inc.	1,760,640	103,085,472
Xilinx, Inc.	2,861,136	95,590,554
Sigma-Aldrich Corp.	1,317,871	94,847,176
Life Technologies Corp.*	1,913,050	93,509,884
Avago Technologies Ltd.	2,672,286	93,169,251
F5 Networks, Inc.*	862,519	90,305,739
NVIDIA Corp.*	6,760,583	90,186,177
Garmin Ltd.	2,126,822	88,773,550
KLA-Tencor Corp.	1,817,269	86,692,818
Virgin Media, Inc.	2,914,973	85,816,805
Staples, Inc.	7,447,086	85,790,431
Maxim Integrated Products, Inc.	3,184,778	84,778,790
Stericycle, Inc.*	934,714	84,610,311
Autodesk, Inc.*	2,507,854	83,687,088
Nuance Communications, Inc.*	3,359,812	83,625,721
Expeditors International of Washington, Inc.	2,297,724	83,545,245
VeriSign, Inc.*	1,706,816	83,104,871
Linear Technology Corp.	2,513,032	80,040,069

PowerShares QQQ Trust, Series 1
Schedule of Investments (continued)
September 30, 2012

Common Stock	Shares	Value
Expedia, Inc.	1,341,634	$77,600,111
Henry Schein, Inc.*	966,137	76,585,680
Akamai Technologies, Inc.*	1,935,000	74,033,100
Randgold Resources Ltd. ADR	587,451	72,256,473
BMC Software, Inc.*	1,740,358	72,207,453
Microchip Technology, Inc.	2,113,891	69,208,791
Micron Technology, Inc.*	11,104,589	66,460,965
Sears Holdings Corp.*	1,154,902	64,085,512
Lam Research Corp.*	1,989,131	63,224,529
DENTSPLY International, Inc.	1,547,394	59,017,607
Marvell Technology Group Ltd.	6,148,720	56,260,788
Fossil, Inc.*	663,983	56,239,360
Electronic Arts, Inc.*	3,474,797	44,095,174
Flextronics International Ltd.*	7,262,896	43,577,376
Research In Motion Ltd.*	5,633,536	42,251,520
Green Mountain Coffee Roasters, Inc.*	1,697,353	40,312,134
Infosys Technologies Ltd. ADR	812,036	39,416,227
Warner Chilcott PLC, Class A	2,749,861	37,123,124
Apollo Group, Inc., Class A*	1,232,192	35,795,178
NetFlix, Inc.*	606,072	32,994,560
Total Investments (Cost $36,572,234,363)		$34,622,078,740

*  Non-income producing security for the year ended September 30, 2012.

ADR - American Depository Receipts

The securities of the PowerShares QQQ Trust, Series 1 (the "Trust") investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Computers	$7,663,065,376	22.14%
Software	5,835,874,941	16.87%
Internet	5,235,579,260	15.12%
Semiconductors	2,826,806,823	8.16%
Biotechnology	2,467,892,227	7.13%
Telecommunications	2,363,508,289	6.83%
Media	1,984,854,773	5.72%
Retail	1,591,720,314	4.60%
Food	997,136,643	2.88%
Pharmaceuticals	818,261,779	2.36%

PowerShares QQQ Trust, Series 1
Schedule of Investments (continued)
September 30, 2012

Industry Classification	Value	Percentage
Commercial Services	$477,762,160	1.38%
Software & Computer Services	388,987,227	1.12%
Healthcare - Products	351,616,188	1.01%
Mobile Telecommunications	295,473,916	0.85%
Distribution / Wholesale	195,186,350	0.56%
Transportation	186,630,717	0.54%
Auto Manufacturers	154,416,610	0.45%
Beverages	144,592,881	0.42%
Electronics	132,350,926	0.39%
Toys / Games / Hobbies	132,009,123	0.38%
Lodging	126,638,257	0.37%
Chemicals	94,847,176	0.27%
Environmental Control	84,610,311	0.24%
Mining	72,256,473	0.21%
Total	$34,622,078,740	100.00%

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2012 in valuing the Trust's assets carried at fair value:

	Level 1		Level 2	Level 3	Total
Investments in Securities
Equity Securities	$34,622,078,740	†	$—	$—	$34,622,078,740
Total	$34,622,078,740		$—	$—	$34,622,078,740

†  Please refer to the Industry Classification section of the Schedule of Investments for a breakdown of valuations by industry type.

PowerShares QQQ Trust, Series 1
Statement of Assets and Liabilities
September 30, 2012

Assets:
Investments in securites, at value (cost $36,572,234,363)	$34,622,078,740
Cash	112,698,320
Receivable for securities sold	561,341,006
Receivable from units created	240,421,625
Dividend receivable	15,095,561
Total Assets	$35,551,635,252
Liabilities:
Payable for units redeemed	$561,247,048
Payable for securities purchased	240,653,991
Distribution payable	102,011,910
Payable to Sponsor	8,977,267
Payable to Licensor	7,483,711
Payable to Trustee	1,707,712
Professional fees	76,990
Accrued expenses	344,923
Total liabilities	922,503,552
NET ASSETS	$34,629,131,700
Net Assets Represented By:
Paid in capital	$46,058,953,904
Distributions in excess of net investment income	(4,603,834)
Accumulated net realized loss on investments transactions	(9,475,062,747)
Net unrealized depreciation of investments	(1,950,155,623)
NET ASSETS	$34,629,131,700
Shares of beneficial interest outstanding, unlimited shares authorized:	504,700,000
Net asset value per share: (net assets/shares of beneficial interest outstanding)	$68.61

See accompanying notes to financial statements.

PowerShares QQQ Trust, Series 1
Statements of Operations

	Year Ended September 30,
	2012	2011	2010
Investment income:
Dividend income*	$367,115,398	$212,012,805	$158,868,271
Expenses:
Trustee fees	18,410,448	14,659,965	11,616,639
Marketing expenses	15,057,611	10,438,727	7,826,822
Licensing fees	27,006,353	21,112,705	16,524,739
Professional fees	303,997	125,852	151,440
Other fees and expenses	536,707	582,923	601,974
Total expenses	61,315,116	46,920,172	36,721,614
Net investment income	305,800,282	165,092,633	122,146,657
Realized and unrealized gain (loss) on investments:
Net realized loss on sales of investments	(1,145,643,548)	(1,279,151,939)	(685,126,878)
Net realized gain (loss) on in-kind redemptions	5,071,554,550	3,458,504,565	1,761,323,868
Net change in unrealized appreciation/depreciation of investments	3,656,380,332	(1,136,960,877)	1,193,721,613
Net realized and unrealized gain on investments	7,582,291,334	1,042,391,749	2,269,918,603
Net increase in net assets resulting from operations	$7,888,091,616	$1,207,484,382	$2,392,065,260

*  Net of foreign taxes withheld of $1,337,982, $614,437 and $1,908,734 for the years ended September 30, 2012, 2011 and 2010, respectively.

See accompanying notes to financial statements.

PowerShares QQQ Trust, Series 1
Statements of Changes in Net Assets

	Year Ended September 30,
	2012	2011	2010
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$305,800,282	$165,092,633	$122,146,657
Net realized gain on investment transactions	3,925,911,002	2,179,352,626	1,076,196,990
Net change in unrealized appreciation/depreciation of investments	3,656,380,332	(1,136,960,877)	1,193,721,613
Net increase in net assets resulting from operations	7,888,091,616	1,207,484,382	2,392,065,260
Distributions to Unitholders from:
Net investment income	(299,643,847)	(166,193,995)	(123,414,558)
Unitholder Transactions:
Proceeds from subscriptions of PowerShares QQQ Index Tracking Stock shares	67,738,018,105	75,758,226,422	68,071,023,844
Less redemptions of PowerShares QQQ Index Tracking Stock shares	(62,163,656,427)	(76,556,068,099)	(66,210,692,758)
Increase (decrease) in net assets due to unitholder transactions	5,574,361,678	(797,841,677)	1,860,331,086
Total increase	13,162,809,447	243,448,710	4,128,981,788
Net Assets:
Beginning of year	21,466,322,253	21,222,873,543	17,093,891,755
End of year*	$34,629,131,700	$21,466,322,253	$21,222,873,543

*  Includes distributions in excess of net investment income of $(4,603,834), $(10,760,269) and $(9,658,907) at September 30, 2012, 2011 and 2010, respectively.

See accompanying notes to financial statements.

PowerShares QQQ Trust, Series 1
Financial Highlights

	Year Ended September 30,
	2012	2011	2010	2009	2008
Net Asset Value, beginning of year	$52.47	$49.05	$42.29	$39.20	$51.41
Investment Operations:
Net investment income(1)	0.63	0.39	0.30	0.17	0.15
Net realized and unrealized gain (loss) on investments	16.13	3.44	6.79	3.10	(12.21)
Total from Investment Operations	16.76	3.83	7.09	3.27	(12.06)
Less Distributions from:
Net investment income	(0.62)	(0.41)	(0.33)	(0.18)	(0.15)
Net Asset Value, end of year	$68.61	$52.47	$49.05	$42.29	$39.20
Total Investment Return(2)	32.04%	7.78%	16.80%	8.44%	(23.50)%
Ratios and Supplemental Data:
Net assets, end of year (000's)	$34,629,132	$21,466,322	$21,222,874	$17,093,892	$18,090,962
Ratios to average net assets:
Expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.00%	0.70%	0.67%	0.52%	0.32%
Portfolio turnover rate(3)	9.12%	28.68%	4.96%	8.19%	10.00%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the PowerShares QQQ Trust, Series 1 outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  The total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Trust in the secondary market. Currently, the Trust does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of PowerShares QQQ Trust units.

See accompanying notes to financial statements.

PowerShares QQQ Trust, Series 1
Notes to Financial Statements
September 30, 2012

1. Organization

PowerShares QQQ Trust, Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase units of beneficial interest in the Trust representing proportionate undivided interests in the portfolio of securities held by the Trust, which consists of substantially all of the securities, in substantially the same weighting, as the component securities of the Nasdaq-100 Index.

Invesco PowerShares Capital Management, LLC is the Sponsor of the Trust and The Bank of New York Mellon is the Trustee.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (hereafter referred to as "authoritative guidance") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust.

Security Valuation

Portfolio securities are valued at the Nasdaq official closing price of The Nasdaq Stock Market, Inc. (the "Nasdaq Stock Market"), which is deemed to be the principal market on which the securities are traded. If there is no Nasdaq official closing price on the day of valuation, a security is valued at the closing bid price of the Nasdaq Stock Market. If a security is not quoted on the Nasdaq Stock Market, or the principal market of the security is other than the Nasdaq Stock Market, or the Trustee deems the official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued by the Trustee in good faith based (a) on the closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the Nasdaq Stock Market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Trustee appraising the value of the securities in good faith, or (e) any combination thereof.

The authoritative guidance for fair value measurements and disclosures defines fair value as the price the Trust would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs ("Levels") that may be used to measure fair value. The three tiers of inputs are summarized at the end of the Schedule of Investments.

The Trusts' policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Trusts' fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the reporting period.

Investment Transactions

Investment transactions are recorded on trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date. Dividends received by the Trust may be subject to withholding and other taxes imposed by foreign countries.

Distributions to Unitholders

The Trust declares and distributes dividends, if any, from net investment income quarterly. The Trust will declare and distribute net realized capital gains, if any, at least annually.

Federal Taxes

The Trust has qualified and intends to continue to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Trust will not be subject to federal income taxes to the extent it distributes all of its investment company taxable income and any net realized capital gains, each fiscal year. In addition, by distributing each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

The Trust is subject to authoritative guidance with respect to accounting for uncertainties in income taxes. Management has analyzed the Trust's tax positions taken or expected to be taken on its federal income tax return for all open tax years and has concluded that, as of September 30, 2012, no provision for income tax would be required in the Trust's financial statements. The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

3. Federal Tax Information

At September 30, 2012, permanent differences primarily due to the tax treatment of in-kind transactions and capital loss carry forward expirations were reclassified within the components of net assets of the Trust. These differences resulted in a net increase in accumulated net realized loss on investments and a corresponding increase to paid in capital of $1,333,966,285. This reclassification had no effect on net assets of the Trust.

The tax character of distributions paid during the years ended September 30, 2012, 2011 and 2010 was $299,643,847, $166,193,995 and $123,414,558 of ordinary income, respectively.

Under the enacted Regulated Investment Company Modernization Act of 2010, the Trust will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Under current tax regulations, capital losses on securities transactions realized after October 31 ("Post-October Losses") may be deferred and treated as ocurring on the first business day of the following fiscal year. Under the enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to defer certain net investment losses incurred after December 31 and treat as occuring on the first business day of the following fiscal year. During the current fiscal year the Trust incurred and elected to defer, to October 1, 2012, Short-Term Post-October Losses in the amount of $88,848,539 and Long-Term Post-October Losses in the amount if $407,623,042.

As of September 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(8,429,309,989)
Undistributed ordinary income	97,602,603
Net unrealized depreciation	(2,995,908,385)
Total accumulated deficit	$(11,327,615,771)

During the fiscal year ended September 30, 2012, the Trust had a capital loss carryforward of $3,015,741,745 which expired. At September 30, 2012, the Trust has a capital loss carryforward of $7,932,838,408 of which, $1,687,659,839 expires in 2013, $654,169,365 expires in 2014, $1,409,611,668 expires in 2015, $1,626,542,181 expires in 2016, $610,749,524 expires in 2017, $1,571,731,420 expires in 2018 and $145,185,141 expires in 2019. In addition, the Trust had a long-term post-effective no expiration capital loss carryforward of $227,189,270 at September 30, 2012.

4. Transactions with the Trustee, Licensor and Sponsor

The Trust pays the expenses of its operations, including Trustee fees, reimbursement to the Sponsor for expenses relating to the marketing of the Trust and fees to The NASDAQ OMX Group, Inc. (the "Licensor") for a license to use the Nasdaq-100 Index as a basis for determining the composition and weighting of securities held by the Trust.

The Sponsor entered into a license agreement with The Nasdaq Stock Market, Inc. (the "License Agreement"). Under the License Agreement, the license fee payable by the Trust is at an annual rate equal to the sum of (i) the product of (A) that portion of the average net assets of the Trust and the PowerShares EQQQ Fund, on an aggregate basis, up to and including $25,000,000,000 and (B) 0.09%, and (ii) the product of (A) an amount equal to that portion of the average net assets of the Trust and the PowerShares EQQQ Fund, on an aggregate basis, in excess of $25,000,000,000 and (B) 0.08%, with such sum multiplied by the percentage of the aggregate average net assets attributable to the Trust. License fees of $7,483,711 were payable to the Licensor at September 30, 2012. The license fee, under no circumstances, will exceed 0.09% of the aggregate average net assets, but may be lower in the future based on the aggregate average net assets. The License Agreement may be amended by the parties thereto without the consent of any of the beneficial owners of PowerShares QQQ shares and the License Agreement has no express termination date.

The Sponsor, until otherwise determined, has agreed to reimburse the Trust for ordinary operating expenses of the Trust, to the extent that such expenses exceed 0.20% per annum of the daily net asset value.

The Sponsor retains the ability to be repaid by the Trust for expenses so reimbursed or assumed to the extent that subsequently during the fiscal year expenses fall below the applicable per annum level on any given day. For the years ended September 30, 2012, 2011 and 2010, ordinary operating expenses incurred by the Trust did not exceed the 0.20% per annum level and, accordingly, no expenses of the Trust were assumed by the Sponsor.

In accordance with the Trust Agreement, the Trustee maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities, which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the Nasdaq-100 Index. For these services, the Trustee receives a fee at the following annual rates:

Net Assets of the Trust	Fee as a Percentage of Net Assets of the Trust
$0-$499,999,999*	10/100 of 1% per annum
$500,000,000-$2,499,999,999*	8/100 of 1% per annum
$2,500,000,000-$24,999,999,999*	6/100 of 1% per annum
$25,000,000,000-$49,999,999,999*	5/100 of 1% per annum
$50,000,000,000 and over*	4/100 of 1% per annum

*  The fee indicated applies to that portion of the net assets of the Trust which falls in the size category indicated and is computed each business day on the basis of the net assets of the Trust on such day.

The minimum annual fee, which shall be paid to the Trustee, is $180,000. To the extent that the amount of the Trustee's compensation is less than such minimum annual fee, the Sponsor has agreed to pay the amount of such shortfall. Trustee fees of $1,707,712 were payable to the Trustee at September 30, 2012.

Marketing expenses paid by the Sponsor on behalf of the Trust for invoices received directly by the Sponsor during the year remain payable in the amount of $8,977,267 to the Sponsor at September 30, 2012.

ALPS Distributors, Inc. (the "Distributor") is the distributor for the Trust. The Sponsor, not the Trust, pays the Distributor a flat annual fee of $35,000 for its distribution services.

5. Related Party Transactions

During the fiscal years ended September 30, 2012, 2011 and 2010, the Trust paid $3,575,000, $9,291,660 and $1,675,802, respectively, in commissions on trades to a related party, BNY ConvergEx Group. BNY ConvergEx Group is an affiliate of the Trustee.

6. Transactions in Shares of the PowerShares QQQ Trust, Series 1

Transactions in shares were as follows:

	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011	For the Year Ended September 30, 2010
PowerShares QQQ Index Tracking Stock shares sold .	1,094,750,000	1,369,200,000	1,486,600,000
PowerShares QQQ Index Tracking Stock shares redeemed .	(999,200,000)	(1,392,750,000)	(1,458,150,000)
Net increase (decrease)	95,550,000	(23,550,000)	28,450,000

PowerShares QQQ Index Tracking Stock shares are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 PowerShares QQQ Index Tracking

Stock shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per PowerShares QQQ Index Tracking Stock share and a balancing cash component to equate the transaction to the net asset value per share of the Trust on the transaction date. The transaction fee charged in connection with creation or redemption of Creation Units through the PowerShares QQQ Trust Clearing Process is either, $0, $500 or $1,000 per Participating Party per day, depending on specific circumstances. The total fee charged in connection with the creation or redemption of Creation Units outside the PowerShares QQQ Trust Clearing Process is $4,000 per Participating Party per day.

Transaction fees are received by the Trustee from the Participating Party and used to offset the expense of processing orders. For the years ended September 30, 2012, 2011 and 2010, the Trustee earned $1,106,000, $1,192,050 and $1,294,000, respectively, in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive the transaction fee, or modify the transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2012, 2011 and 2010.

7. Investment Transactions

For the year ended September 30, 2012, the Trust had purchases and sales of investment securities of $2,756,407,253 and $2,775,419,969 respectively. This excludes securities received or delivered from processing creations or redemptions of the Trust. At September 30, 2012, the cost of investments for federal income tax purposes was $37,617,987,125. Accordingly, gross unrealized depreciation was $4,607,166,005 and gross unrealized appreciation was $1,611,257,620 resulting in net unrealized depreciation of $(2,995,908,385).

8. Representations and Indemnifications

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

9. Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were available to be issued. Except for the below, management has determined that there are no material events that would require disclosure in the Trust's financial statements through this date.

Effective November 16, 2012, in accordance with the terms of the Trust Agreement, the Trustee will pay, from its own assets, the Sponsor to perform the following services for the Trust: adjust the composition of the portfolio, calculate and adjust, if necessary, the weighting of each security in the portfolio, dispose of or exchange securities after it has been determined that such securities will be removed from the Index and direct securities transactions to brokers or dealers, which may include affiliates of the Trustee, including BNY ConvergEx Group, but will not include affiliates of the Sponsor.

Supplemental Information (Unaudited)

Information Regarding Closing Prices vs. Net Asset Value
Frequency Distribution

The table that follows presents information about the differences between the daily market prices on secondary market for one share of the Trust and that Trust's net asset value. Net Asset Value, or "NAV", is the price at which a Trust issues and redeems shares. The "Closing Market Price" of a share in the Trust is determined and published by the Nasdaq Stock Market, as of the time that the Trust's NAV is calculated. The Trust's Closing Market Price may be below, at or above, its NAV. The NAV will fluctuate with the changes in the market value or its portfolio holdings.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Closing Market Price of a Trust on a given day, generally at the time the NAV is calculated. A premium is the amount that a Trust is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Trust is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Trust for the period October 1, 2007 through September 30, 2012.

Each line in the table shows the number of trading days that the Trust traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future performance.

PowerShares QQQ Trust
Frequency Distribution of Discounts and Premiums
Closing Price vs. Net Asset Value (NAV)*

Five year Period Ended 09/30/12 (unaudited)

Premium/Discount Range	Number of Trading Days(1)	Percentage of Total Trading Days
Greater than 0.25%	18	1.43%
Between zero and 0.25%	534	42.34%
Closing Price Equal to NAV	0	0.00%
Between zero and -0.25%	694	55.04%
Less than 0.25%	15	1.19%
Total	1,261	100.00%

*  Consolidated closing prices and non-truncated NAVs were used.

(1)  Number of Trading Days refers to the number of days during which there is buy/sell activity for the Trust on the Exchange.

Comparision of Total Returns Based on NAV and Close Price(1)
From Inception to 09/30/2012 (unaudited)

Cumulative Total Return

	1 Year	5 Year	Since Inception
PowerShares QQQ Trust
Return Based on NAV	32.04%	37.89%	41.69%
Return Based on Close Price	31.93%	37.93%	41.45%
Index	32.37%	39.23%	45.63%

Annualized Total Return

	1 Year	5 Year	Since Inception
PowerShares QQQ Trust
Return Based on NAV	32.04%	6.64%	2.60%
Return Based on Close Price	31.93%	6.64%	2.59%
Index	32.37%	6.84%	2.81%

(1)  Cumulative Total Return and Average Annual Total Return for the period since inception is calculated from the inception date March 10, 1999.

PowerShares QQQ Trust, Series 1

Sponsor

Invesco PowerShares Capital Management LLC
301 West Roosevelt Road
Wheaton, IL 60187

Trustee

The Bank of New York Mellon
2 Hanson Place
Brooklyn, NY 11217

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel

Jones Day
222 East 41st Street
New York, NY 10017

P-QQQ-AR-1